INCOME TAXES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Expense (Benefit) at Australia Statutory Rate			$ (672,087)	$ (274,229)
Expenses Paid by Parent on Behalf of Foreign Subsidiary			156,410	92,480
R&D Refundable Tax Credit			(77,470)	(48,267)
Reduction of NOL Carryforward Due to R&D Tax Credit			77,470	48,267
Change in Deferred Tax Valuation Allowance			(355,636)	260,533
Foreign Exchange Rate Changes			793,843	(127,051)
Total Income Tax Expense (Benefit)	$ 0	$ 0	$ (77,470)	$ (48,267)
Income Tax Expense (Benefit) at Australia Statutory Rate, Impact on Rate			(19.26%)	(31.24%)
Expenses paid by parent on behalf of foreign subsidiary, Impact on Rate			4.48%	10.54%
R&D Refundable Tax Credit, Impact on Rate, Impact on Rate			(2.22%)	(5.50%)
Reduction of NOL Carryforward Due to R&D Tax Credit, Impact on Rate			2.22%	5.50%
Change in deferred Tax Valuation Allowance, Impact on Rate			(10.19%)	29.68%
Foreign Exchange Rate Changes, Impact on Rate			22.74%	(14.47%)
Total Income Tax Expense (Benefit), Impact on Rate			(2.22%)	(5.50%)